Defined benefit plans - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation		14 years 7 months 6 days	16 years 8 months 12 days	18 years 3 months 18 days
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 995
unrecognized asset		$ 159
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		0.25%	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 550	$ 602	$ 528
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ 583	$ 643	$ 567
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption		0.25%	0.25%	0.25%
Percentage of reasonably possible increase in actuarial assumption		0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 79	$ 76	$ 75
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		78	$ 75	$ 73
Actuarial assumption of expected rates of pension increases
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption			0.25%	0.25%	0.25%
(Decrease) increase in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 274	$ 330	$ 286